U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.   Name and address of issuer:

     Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020-2302

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2.   Name of each series or class of funds for which this notice is filed:

     Not applicable

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3.   Investment Company Act File Number:          811-5698

     Securities Act File Number:                  33-25747

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4.   Last day of fiscal year for which this notice is filed:

         June 30, 1997

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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                         [   ]

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6.   Date of termination of issuer's  declaration  under ruler  24f-2(a)(1),  if applicable (see instruction A.6):

                                            N/A

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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                            None

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8.   Number and amount of  securities  registered  during the fiscal  year other than pursuant to rule 24f-2:

        0.00                                            None

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9.   Number and aggregate sale price of securities sold during the fiscal year:

     $395,065,691.48
      395,065,691.48 Shares
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


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10.  Number and aggregate  sale price of securities  sold during the fiscal year
     in    reliance    upon    registration     pursuant    to    rule    24f-2:

     $395,065,691.48
      395,065,691.48 Shares

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11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     instruction B.7):

      $2,142,905.74
       2,142,905.74 Shares

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12.  Calculation of Registration Fee:

(i)   Aggregate  sale   price  of   securities   sold   during  the  fiscal     $395,065,691.48
      year in reliance on rule 24f-2 (from Item 10):

(ii)  Aggregate  price of  shares  issued  in  connection  with  dividend       +  2,142,905.74
      reinvestment  plans  (from Item 11, if applicable):

(iii) Aggregate  price of shares  redeemed  or  repurchased                     -452,408,567.43
      during the fiscal year (if applicable):

(iv)  Aggregate  price of shares redeemed or repurchased and                    + 55,199,970.21
      previously  applied as a  reduction  to filing fees  pursuant to rule
      24e-2 (if applicable):

 (v)  Net  aggregate  price of  securities  sold and issued  during the                   0.00
      fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

 (vi) Multiplier  prescribed  by  Section  6(b)  of  the  Securities  Act       x   0.00030303
      of 1933 or  other  applicable  law or regulation (see instruction C.6):

(vii) Fee due  [line  (i) or line  (v)  multiplied  by  line  (vi)]:            $         0.00

Instruction:   Issuers should complete lines (ii),  (iii),  (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's  Rules of Informal and Other
     Procedures (17 CFR 202.3a).                                             [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Bernadette N. Finn, Secretary
                                    Bernadette N. Finn, Secretary

Date:                               August  20, 1997

* Please print the name and title of the signing officer below the signature.

                       Exhibit: Battle Fowler LLP Opinion
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